Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
17.
COMMITMENTS AND CONTINGENCIES

Commitments for property management fees

Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2022:

Commitments for property management fees	RMB	US$
2023	2,240	325
2024	6,112	886
2025	5,351	776
2026	3,752	544
2027 and thereafter	28,851	4,183
	46,306	6,714

Commitments for Licensed Copyrights and Produced Content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2022:

Commitments for Licensed Copyrights and Produced Content	RMB	US$
2023	5,156,032	747,554
2024	3,622,346	525,191
2025	2,636,024	382,188
2026	1,260,792	182,798
2027 and thereafter	306,984	44,508
	12,982,178	1,882,239

Capital commitment

As of December 31, 2022, commitments for the purchase of fixed assets are immaterial.

Litigation, claims and assessments

The Group is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2021. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, with certain restricted deposits used as security against certain lawsuits, among others. Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results. The Group has accrued RMB55,474 and RMB31,511 (US$4,569) in “Accrued expenses” in the consolidated balance sheets as of December 31, 2021 and 2022.

Starting in April 2020, the Group and certain of its current and former officers and directors were named as defendants in several putative securities class actions filed in federal court, which were purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of alleged misstatements and omissions in the Group’s public disclosure documents. In May 2021, these actions were consolidated under one case. In June 2021, lead plaintiffs filed the operative amended complaint. In July 2021, defendants filed motion to dismiss the case. Briefing on the motion to dismiss was completed on September 29, 2021. However, in light of the common questions of law and fact at issue in this case and a related action against Baidu, the Court terminated the motion to dismiss without prejudice and ordered a motion-to-dismiss briefing for the two cases to be completed by March 2023 under a new briefing schedule. The coordinated motion-to-dismiss briefing has now been completed under the new schedule, and the Group await a decision from the court on these motions. As the case remain in its preliminary stages, the likelihood of any unfavorable outcome or the amount or range of any potential loss cannot be reasonably estimated at the issuance date of the consolidated financial statements. As a result, as of December 31, 2022, the Group did not record any liabilities for the loss contingencies pertaining to the cases described above.

The Group is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Group does not believe that, as of December 31, 2022, there was at least a reasonable possibility that the Group may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments made by the court and out-of-court settlements after December 31, 2022, but related to cases arising on or before December 31, 2022. The Group is in the process of appealing certain judgments for which losses have been accrued.